Related-Party Transactions (Investment Commitments with Related Parties) (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Capital contribution to related parties		¥ 261,263	¥ 541,263
Shanghai Secco Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Capital contribution to related parties	[1]	111,263	111,263
Shanghai Shidian Energy Company Limited Shidian Energy [member]
Disclosure of transactions between related parties [line items]
Capital contribution to related parties	[2]	0	80,000
Baling Materials [Member]
Disclosure of transactions between related parties [line items]
Capital contribution to related parties	[3]	¥ 150,000	¥ 350,000

[1]	Pursuant to the resolution of the 18th meeting of the 7th term of Board of Directors on 5 December 2013, the Group was approved to make a capital contribution of USD 30,017,000 (RMB 182,804 thousand equivalent) to Shanghai Secco, an associate of the Group. As at 31 December 2022, the Company has contributed RMB 71,541 thousand to Shanghai Secco.
[2]	Pursuant to the articles of association of Shidian Energy in August 2019, Toufa agreed to make a capital contribution of RMB 400,000 thousand to acquire 40% share of Shidian Energy. As at 31 December 2022, Toufa has fully contributed RMB 400,000 thousand to Shidian Energy.
[3]	Sinopec Baling Petrochemical Co., Ltd and the Company jointly established Baling Materials on 7 September 2021, each with a cash contribution of RMB 400,000 thousand. As at 31 December 2022, the Company has made a paid-up capital contribution of RMB 250,000 thousand.